                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21651

                                   ----------

                             THE DRAKE FUNDS TRUST
               (Exact name of registrant as specified in charter)

                         660 MADISON AVENUE 16TH FLOOR
                            NEW YORK, NEW YORK 10021
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                With copies to:

           STEVEN J. LUTTRELL                     W. CHRISTOPHER APPLER, ESQ.
     660 MADISON AVENUE 16TH FLOOR                  DRAKE MANAGEMENT, LLC.
        NEW YORK, NEW YORK 10021                660 MADISON AVENUE, 16TH FLOOR
                                                      NEW YORK, NY 10021

                                                      PETER J. SHEA, ESQ.
                                                  KATTEN MUCHIN ROSENMAN LLP
                                                     THREE WACHOVIA CENTER
                                              401 SOUTH TYRON STREET, SUITE 2600
                                                      CHARLOTTE, NC 28202

       Registrant's telephone number, including area code: (212) 756-1200

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         DRAKE TOTAL RETURN FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           1/31/2007 (UNAUDITED)

                                                                    PRINCIPAL       MARKET
                                                                      AMOUNT      VALUE (A)
                                                                   -----------   -----------
ASSET-BACKED SECURITIES - 67.39%
AUTOMOBILES - 1.71%
   Carmax Auto Owner Trust,
      Series 2004-1, Class D, 3.52%, 11/15/2010                    $    93,031   $    91,533
   CPS Auto Trust,
      Series 2005-A, Class A2, 4.78%, 10/15/2011 144A                  249,799       247,965
   New South Motor Vehicle Trust,
      Series 2002-A, Class A3, 3.03%, 11/15/2010                        83,586        82,764
                                                                                 -----------
                                                                                     422,262
                                                                                 -----------
CREDIT CARDS - 25.61%
   American Express Credit Account Master Trust:
      Series 2001-5, Class B, 5.77%, 11/15/2010+                       600,000       602,625
      Series 2004-1, Class B, 5.57%, 9/15/2011+                        400,000       401,312
   Bank One Issuance Trust:
      Series 2003-C1, Class C1, 4.54%, 9/15/2010                       182,000       180,464
      Series 2003-C2, Class C2, 6.46%, 12/15/2010+                     350,000       353,938
      Series 2003-C4, Class C4, 6.35%, 2/15/2011+                      194,000       196,183
   Chase Credit Card Master Trust:
      Series 2004-1, Class C, 5.79%, 5/15/2009+                        500,000       500,000
      Series 2003-6, Class C, 6.12%, 2/15/2011+                        150,000       151,594
   Citibank Credit Card Issuance Trust:
      Series 2002-C3, Class C3, 6.50%, 12/15/2009+                     240,000       241,950
      Series 2003-C3, Class C3, 4.45%, 4/7/2010                        600,000       592,875
   Discover Card Master Trust I,
      Series 2001-1, Class B, 5.87%, 7/15/2010+                        526,000       528,466
   GE Capital Credit Card Master Note Trust:
      Series 2004-1, Class B, 5.62%, 6/15/2010+                        300,000       300,234
      Series 2004-1, Class C, 5.87%, 6/15/2010+                        600,000       600,844
   Household Affinity Credit Card Master Note Trust I,
      Series 2003-1, Class C, 6.77%, 2/15/2010+                        650,000       658,328
   MBNA Credit Card Master Note Trust:
      Series 2003-C3, Class C3, 6.67%, 10/15/2010+                     600,000       608,719
      Series 2003-C1, Class C1, 7.02%, 6/15/2012+                      375,000       390,409
                                                                                 -----------
                                                                                   6,307,941
                                                                                 -----------
FINANCE - 0.18%
   Green Tree Financial Corp.,
      Series 1994-1, Class A5, 7.65%, 4/15/2019                         43,711        45,144
                                                                                 -----------
HOME EQUITY - 30.12%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A7, 5.55%, 6/25/2030+                       154,329       154,353
   Amresco Residential Securities Mtg Loan Trust,
      Series 1997-1, Class A8, 7.24%, 3/25/2027                        108,075       107,668
   Argent Securities, Inc.,
      Series 2006 M1, Class A2C, 5.47%, 7/25/2036+                     500,000       499,766
   BankBoston Home Equity Loan Trust,
      Series 1998-2, Class A7, 6.14%, 6/25/2013                        326,007       325,431
   Bear Stearns Asset Backed Securities, Inc.,
      Series 2000-1, Class AF, 8.02%, 3/25/2030+                       195,583       195,278
   Conseco Finance:
      Series 2001-C, Class A4, 6.19%, 3/15/2030                         76,269        76,304
      Series 2002-A, Class A5, 7.05%, 4/15/2032                        224,785       227,865

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2007 (UNAUDITED)

                                                                    PRINCIPAL       MARKET
                                                                      AMOUNT      VALUE (A)
                                                                   -----------   -----------
HOME EQUITY - CONTINUED
  Contimortgage Home Equity Loan Trust,
      Series 1997-5, Class A8, 5.62%, 3/15/2024+                   $   217,025   $   216,991
   Credit Suisse First Boston Mortgage,
      Series 2001-HE8, Class A1, 6.49%, 2/25/2031                      515,510       514,463
   Delta Funding Home Equity Loan Trust:
      Series 1995-2, Class A5, 7.10%, 1/25/2027                        146,912       146,544
      Series 1997-2, Class A6, 7.04%, 6/25/2027                         60,435        60,302
      Series 1997-1, Class A6, 7.21%, 4/25/2029                         18,277        18,240
      Series 1998-1, Class A6F, 6.52%, 5/25/2030                        93,542        93,293
   Equivantage Home Equity Loan Trust,
      Series 1997-2, Class A4, 7.50%, 7/25/2028                         13,666        13,614
   FHLMC Structured Pass Through Securities,
      Series T-13, Class A7, 6.085%, 9/25/2029                         143,960       144,118
   GE Capital Mortgage Services,
      Series 1998-HE2, Class A7, 6.215%, 9/25/2028                      39,303        39,147
   Home Equity Asset Trust,
      Series 2006-3, Class 2A1, 5.39%, 7/25/2036+                      191,631       191,661
   IMC Home Equity Loan Trust,
      Series 1995-3, Class A5, 7.50%, 4/25/2026                        160,803       160,333
   JP Morgan Mortgage Trust, 4.952%,
      Series 2005-A8, Class 2A1, 11/25/2035+                           222,293       220,215
   Master Asset Backed Securities Trust,
      Series 2004 OPT2, Class A1, 5.67%, 9/25/2034+                    355,122       355,622
   Morgan Stanley Dean Witter Capital I,
      Series 2002-NC3, Class A2, 5.88%, 8/25/2032+                     133,757       133,801
   Morgan Stanley Home Equity Loans,
      Series 2006-3, Class A1, 5.37%, 4/25/2036+                       127,931       127,931
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 5.86%, 6/25/2032+                        785,057       785,332
      Series 2002-3, Class A1, 5.82%, 8/25/2032+                        56,389        56,406
      Series 2003-1, Class A2, 5.74%, 2/25/2033+                       197,322       197,476
   Popular ABS Mortgage Pass-Through Trust,
      Series 2004-4, Class AF1, 5.57%, 9/25/2034+                       84,265        84,330
   Provident Bank Home Equity Loan Trust,
      Series 2000-1, Class A2, 5.58%, 3/25/2030+                       240,788       240,825
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.349%, 3/25/2032                    760,568       758,786
      Series 2002-KS2, Class AI5, 6.779%, 4/25/2032                    611,451       616,228
   Residential Funding Mortgage Securities II, Inc.:
      Series 1999-HI8, Class AI7, 7.97%, 11/25/2029                     37,388        37,242
      Series 2001-HS2, Class A5, 6.92%, 4/25/2031                      450,186       449,271
   Salomon Brothers Mortgage Securities VII,
      Series 1998-NC3, Class A5, 6.93%, 8/25/2028                      150,934       150,580
   Saxon Asset Securities Trust,
      Series 2002-2, Class AV, 5.58%, 8/25/2032+                        20,232        20,225
                                                                                 -----------
                                                                                   7,419,641
                                                                                 -----------
RESIDENTIAL MORTGAGES - 9.77%
   Amortizing Residential Collateral Trust,
      Series 2002-BC2, Class A, 5.63%, 5/25/2032+                      758,449       760,227

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2007 (UNAUDITED)

                                                                    PRINCIPAL       MARKET
                                                                      AMOUNT      VALUE (A)
                                                                   -----------   -----------
RESIDENTIAL MORTGAGES - CONTINUED
   Countrywide Asset-Backed Certificates:
      Series 2001-BC3, Class A, 5.80%, 12/25/2031+                 $   161,622   $   161,647
      Series 2002-BC1, Class A, 5.98%, 4/25/2032+                      273,141       273,226
      Series 2004-BC1, Class A1, 5.55%, 4/25/2034+                       7,822         7,823
   First Franklin Mortgage Loan Asset Backed Certificates,
      Series 2001-FF2, Class A1, 5.94%, 11/25/2031+                    273,767       273,853
   First Franklin Mortgage Loan Trust,
      Series 2004-FF10, Class A2, 5.72%, 12/25/2032+                    19,487        19,496
   Residential Asset Mortgage Products, Inc.:
      Series 2002-RS4, Class AI5, 5.663%, 8/25/2032+                   115,193       114,851
      Series 2000-RS4, Class AI4, 7.72%, 12/25/2032                    372,120       371,481
      Series 2005-RZ3, Class A1, 5.45%, 9/25/2035+                     422,994       423,059
                                                                                 -----------
                                                                                   2,405,663
                                                                                 -----------
      TOTAL ASSET-BACKED SECURITIES - (COST $16,647,233)                          16,600,651
                                                                                 -----------
CORPORATE BONDS & NOTES - 17.01%
AUTOMOTIVE - 1.01%
   General Motors Acceptance Corp., 6.125%, 1/22/2008                  250,000       249,658
                                                                                 -----------
BUILDING & CONSTRUCTION - 1.05%
   Beazer Homes USA, Inc., 8.625%, 5/15/2011                           250,000       258,750
                                                                                 -----------
CABLE TV - 1.65%
   CSC Holdings, Inc., 7.875%, 12/15/2007                              400,000       406,500
                                                                                 -----------
CONTAINERS - METAL/GLASS - 2.10%
   Owens-Brockway Glass Container, Inc., 8.75%, 11/15/2012             250,000       265,625
   Owens-Illinois, Inc., 7.35%, 5/15/2008                              250,000       252,500
                                                                                 -----------
                                                                                     518,125
                                                                                 -----------
ENTERTAINMENT/LEISURE - 2.12%
   MGM Mirage, Inc., 9.75%, 6/1/2007                                   250,000       254,062
   Universal City Development Partners, Ltd., 11.75%, 4/1/2010         250,000       267,813
                                                                                 -----------
                                                                                     521,875
                                                                                 -----------
FINANCE - 1.07%
   Ucar Finance, Inc., Guaranteed Senior Note, 10.25%, 2/15/2012       250,000       262,812
                                                                                 -----------
MACHINERY - 1.08%
   Case New Holland, Inc., 9.25%, 8/1/2011                             250,000       266,250
                                                                                 -----------
OIL & GAS - 0.85%
   Premcor Refining Group, Inc., 9.25%, 2/1/2010                       200,000       209,891
                                                                                 -----------
OIL COMPANY - EXPLORATION & PRODUCTION - 1.07%
   Cimarex Energy Co., 9.60%, 3/15/2012                                250,000       262,812
                                                                                 -----------

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2007 (UNAUDITED)

                                                                    PRINCIPAL       MARKET
                                                                      AMOUNT      VALUE (A)
                                                                   -----------   -----------
PIPELINE - 0.51%
   El Paso Corp., 7.625%, 8/16/2007                                $   125,000   $   126,250
                                                                                 -----------
PROPERTY/CASUALTY INSURANCE - 1.10%
   Crum & Forster Holdings Corp., 10.375%, 6/15/2013                   250,000       271,250
                                                                                 -----------
RADIO - 1.06%
   Radio One, Inc.,
      Series B, 8.875%, 7/1/2011                                       250,000       260,625
                                                                                 -----------
RETAIL - RESTAURANTS - 0.85%
   Dominos, Inc., 8.25%, 7/1/2011                                      200,000       208,750
                                                                                 -----------
STEEL-PRODUCERS - 0.46%
   Chaparral Steel Co., 10.00%, 7/15/2013                              100,000       112,000
                                                                                 -----------
TELECOMMUNICATIONS - 1.03%
   Nextel Communications, Inc., 6.875%, 10/31/2013                     250,000       253,746
                                                                                 -----------
      TOTAL CORPORATE BONDS & NOTES - (COST $4,195,084)                            4,189,294
                                                                                 -----------
MORTGAGE-BACKED SECURITIES - 41.02%
   Chase Mortgage Finance Corp., 5.471%,
      Series 2005-A2, Class 3A3, 1/25/2036                             313,409       312,200
   Fannie Mae, 5.521%,
      Series 2007-2, Class FA, 2/25/2037+                              500,000       498,249
   Freddie Mac Gold Pool, 5.50%, March 2007 15 Year TBA##            2,000,000     1,988,750
   FNMA, 5.50%, March 2007 30 Year TBA##                             4,450,000     4,374,559
   FNMA, 6.00%, March 2007 30 Year TBA##                             1,650,000     1,654,125
   FNMA PAC, 6.50%,
      Series 1994-51, Class PJ, 9/25/2023                              154,000       154,147
   Freddie Mac, 5.72%,
      Series 3196, Class FD, 4/15/2032+                                477,318       477,257
   Structured Asset Securities Corp., 5.84%,
      Series 1998-8, Class A3, 8/25/2028+                              297,224       297,292
   Structured Asset Securities Corp., 4.00%,
      Series 2003-21, Class 2A1, 8/25/2033                             356,251       349,831
                                                                                 -----------
      TOTAL MORTGAGE-BACKED SECURITIES - (COST $10,099,332)                       10,106,410
                                                                                 -----------
FOREIGN BONDS & NOTES ++ - 3.93%
ARGENTINA - 0.44%
      GOVERNMENT - 0.44%
   Argentina Bocon, 2.00%, 1/3/2010+                                   294,885       109,404
                                                                                 -----------
ICELAND - 3.49%
   SOVEREIGN AGENCY - 3.49%
   Housing Finance Fund,
      Series 2, 3.75%, 4/15/2034                                    64,708,140       859,183
                                                                                 -----------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,096,148)                                968,587
                                                                                 -----------

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2007 (UNAUDITED)

                                                                    PRINCIPAL       MARKET
                                                                      AMOUNT      VALUE (A)
                                                                   -----------   -----------
SHORT-TERM INVESTMENTS - 2.53%
   State Street Euro Dollar Time Deposit, 4.60%, 02/01/2007            623,000       623,000
                                                                                 -----------
TOTAL INVESTMENTS - 131.88% - (COST $32,660,797) (b)**                            32,487,942
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.88)%                                  (7,854,130)
                                                                                 -----------
NET ASSETS - 100.00%                                                             $24,633,812
                                                                                 ===========

                                                         DRAKE TOTAL RETURN FUND

                                                           1/31/2007 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JANUARY 31, 2007:

                                                                                             UNREALIZED
                                                                                            APPRECIATION
                               DESCRIPTION                                    NOTIONAL     (DEPRECIATION)
                               -----------                                 -------------   --------------
Receive fixed rate equal to 4.55% and pay floating rate based on 3-month
   LIBOR. Broker: Morgan Stanley Exp. 9/7/2014                             $   1,000,000      $(40,261)
Receive fixed rate equal to 4.975% and pay floating rate based on a
   3-month LIBOR. Broker: Morgan Stanley Exp. 9/7/2019                     $   1,000,000      $(32,902)
Receive fixed rate equal to 8.11% and pay floating rate based on 28 day
   MXN-TIIE-BANXICO. Broker: Lehman Brothers Exp. 8/24/2007                MXN52,800,000      $ 10,844
                                                                           -------------      --------
                                                                              54,800,000      $(62,319)
                                                                           =============      ========

OPEN LONG FUTURES CONTRACTS AS OF JANUARY 31, 2007:

NUMBER OF                                                   NOTIONAL     UNREALIZED
CONTRACTS                   DESCRIPTION                      (000'S)    DEPRECIATION
---------                   -----------                     --------    ------------
     9      U S Treasury Note 2-Year Futures, March 07       $1,800      $  (9,999)
    31      U S Treasury Note 5-Year Futures, March 07        3,100        (50,388)
    24      U S Treasury Note 10-Year Futures, March 07       2,400        (47,478)
    15      U S Treasury Bond Futures, March 07               1,500        (52,291)
                                                             ------      ---------
                                                             $8,800      $(160,156)
                                                             ======      =========

OPEN SHORT FUTURES CONTRACTS AS OF JANUARY 31, 2007:

NUMBER OF                                                   NOTIONAL     UNREALIZED
CONTRACTS                   DESCRIPTION                     (000'S)     DEPRECIATION
---------                   -----------                   -----------   ------------
     2      Japan Government Bond 10 Year Futures,
               March 07                                   JPY(200,000)     $(3,478)
                                                          -----------      -------

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JANUARY 31, 2007:

FOREIGN CURRENCY     FOREIGN     CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
    PURCHASED         AMOUNT           USD             USD           DATE      APPRECIATION
----------------   -----------   --------------   -------------   ----------   ------------
       JPY         212,000,000     $1,751,227       $1,759,340     Feb-2007       $ 8,113
       NOK           4,715,000        743,450          753,640     Feb-2007        10,190
                                   ----------       ----------                    -------
                                   $2,494,677       $2,512,980                    $18,303
                                   ==========       ==========                    =======

FOREIGN CURRENCY     FOREIGN     CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
      SOLD            AMOUNT           USD              USD          DATE      DEPRECIATION
----------------   -----------   --------------   -------------   ----------   ------------
      ISK           59,500,000      $846,445         $862,885      Feb-2007     ($16,440)
                                    --------         --------                   --------

                                                        DRAKE TOTAL RETURN FUND

                                                           1/31/2007 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed.
               If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the
               "Fund") net assets are calculated, such securities may be valued at fair value. As of January 31, 2007, the Fund held no fair valued securities.

(b) At January 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $32,660,797. Net unrealized depreciation of investments was approximately $172,855 of which $37,123 is related to appreciated securities and $209,978 is related to depreciated securities.


144A Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. Unless otherwise indicated, these securities are not considered to be illiquid.

+ Variable rate security. Interest rate shown reflects the rate in effect at 1/31/2007.

##             Security is subject to delayed delivery.

++ Unless otherwise indicated, all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for securities sold short, futures, swaps and TBAs.

FHLMC          Federal Home Loan Mortgage Corporation

FNMA           Federal National Mortgage Association

LIBOR          London Inter Bank Offering Rate

PAC            Planned Amortization Class

TBA            To Be Announced

                                                        DRAKE TOTAL RETURN FUND

                                                           1/31/2007 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS (CONTINUED):

MXN
TIIE-BANXICO   Mexican Interbank Equilibrium Interest Rate on the reset date as published by Banco de Mexico.

MXN            Mexican Peso.

JPY            Japanese Yen.

NOK            Norwegian Krona.

ISK            Iceland Krona.

                                                         DRAKE LOW DURATION FUND

                                                         SCHEDULE OF INVESTMENTS
                                                           1/31/2007 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT      VALUE (A)
                                                       -----------   -----------
ASSET-BACKED SECURITIES - 61.69%
AUTOMOBILES - 0.28%
   New South Motor Vehicle Trust,
      Series 2002-A, Class A3, 3.03%, 11/15/2010       $    55,724   $    55,176
                                                                     -----------
CREDIT CARDS - 24.50%
   American Express Credit Account Master Trust,
      Series 2004-1, Class B, 5.57%, 9/15/2011+            500,000       501,640
   Bank One Issuance Trust:
      Series 2002-C1, Class C1, 6.28%, 12/15/2009+         500,000       500,782
      Series 2003-C2, Class C2, 6.46%, 12/15/2010+         362,000       366,073
      Series 2004-C1, Class C1, 5.82%, 11/15/2011+         100,000       100,641
   Chase Credit Card Master Trust:
      Series 2004-1, Class C, 5.79%, 5/15/2009+            350,000       350,000
      Series 2003-6, Class C, 6.12%, 2/15/2011+            125,000       126,328
   Citibank Credit Card Issuance Trust,
      Series 2002-C3, Class C3, 6.50%, 12/15/2009+         480,000       483,900
   Discover Card Master Trust I,
      Series 2002-2, Class B, 5.45%, 10/15/2009            500,000       500,157
   GE Capital Credit Card Master Note Trust:
      Series 2004-1, Class C, 5.87%, 6/15/2010+            400,000       400,562
      Series 2004-2, Class B, 5.58%, 9/15/2010+            850,000       851,062
  MBNA Credit Card Master Note Trust,
      Series 2003-C1, Class C1, 7.02%, 6/15/2012+          715,000       744,380
                                                                     -----------
                                                                       4,925,525
                                                                     -----------
HOME EQUITY - 30.98%
   Amortizing Residential Collateral Trust,
      Series 2002-BC3, Class A, 5.65%, 6/25/2032+          337,454       338,772
   Asset Backed Funding Certificates:
      Series 2001-AQ1, Class A6, 6.249%, 11/20/2030        383,128       382,470
      Series 2005-HE1, Class A3B, 5.49%, 12/25/2034+       134,987       135,008
   Contimortgage Home Equity Trust:
      Series 1997-2, Class A9, 7.09%, 4/15/2028            102,617       102,569
      Series 1998-1, Class A9, 5.68%, 4/15/2029+           180,744       180,773
   GE Capital Mortgage Services, Inc.:
      Series 1998-HE1, Class A7, 6.465%, 6/25/2028          91,861        92,499
      Series 1999-HE1, Class A6, 6.70%, 4/25/2029          121,325       124,796
   Home Equity Asset Trust,
      Series 2006-3, Class 2A1, 5.39%, 7/25/2036+          105,004       105,020
   Home Loan Trust,
      Series 2000-1, Class A2, 5.62%, 4/15/2031+           553,827       554,347
   IMC Home Equity Loan Trust,
      Series 1998-1, Class A6, 7.02%, 6/20/2029+            12,638        12,614
   JP Morgan Mortgage Trust,
      Series 2005-A8, Class 2A1, 4.952%, 11/25/2035+       272,991       270,439
   Morgan Stanley ABS Capital 1,
      Series 2006-NC4, Class A2C, 5.47%, 6/25/2036+        500,000       499,532
   Option One Mortgage Loan Trust:
      Series 2002-2, Class A, 5.86%, 6/25/2032+            521,633       521,815
      Series 2002-3, Class A1, 5.82%, 8/25/2032+           338,333       338,439
      Series 2003-1, Class A2, 5.74%, 2/25/2033+            57,618        57,663
   Popular ABS Mortgage Pass-Through Trust,
      Series 2004-4, Class AF1, 5.57%, 9/25/2034+           84,265        84,330

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2007 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT      VALUE (A)
                                                       -----------   -----------
HOME EQUITY - CONTINUED
   Renaissance Home Equity Loan Trust,
      Series 2004-3, Class AV1, 5.74%, 11/25/2034+     $   308,371   $   309,575
   Residential Asset Securities Corp.:
      Series 2001-KS1, Class AI6, 6.349%, 3/25/2032        760,568       758,786
      Series 2002-KS2, Class AI5, 6.779%, 4/25/2032        611,451       616,228
      Series 2004-KS7, Class A2B3, 5.76%, 8/25/2034+       500,000       502,031
   Residential Funding Mortgage Securities II, Inc.,
      Series 2001-HS2, Class A5, 6.92%, 4/25/2031+         241,171       240,681
                                                                     -----------
                                                                       6,228,387
                                                                     -----------
RESIDENTIAL MORTGAGES - 5.93%
   Amortizing Residential Collateral Trust:
      Series 2001-BC5, Class A2, 5.56%, 8/25/2031+          31,312        31,322
      Series 2001-BC6, Class A, 5.67%, 10/25/2031+          77,915        77,940
      Series 2002-BC2, Class A, 5.63%, 5/25/2032+          303,380       304,090
   Countrywide Asset-Backed Certificates,
      Series 2001-BC3, Class A, 5.80%, 12/25/2031+         161,622       161,647
   Residential Asset Mortgage Products, Inc.:
      Series 2000-RS4, Class AII, 5.88%, 12/25/2032+       134,387       134,429
      Series 2005-RZ3, Class A1, 5.45%, 9/25/2035+         397,177       397,239
   Saxon Asset Securities Trust,
      Series 2004-2, Class AF2, 4.15%, 8/25/2035            86,370        85,830
                                                                     -----------
                                                                       1,192,497
                                                                     -----------
      TOTAL ASSET-BACKED SECURITIES -
         (COST $12,414,836)                                           12,401,585
                                                                     -----------
CORPORATE BONDS & NOTES - 15.03%
CABLE TV - 1.01%
   CSC Holdings, Inc., 7.875%, 12/15/2007                  200,000       203,250
                                                                     -----------
COMMERCIAL SERVICES - 0.93%
   Brickman Group Ltd (The),
      Series B, 11.75%, 12/15/2009                         175,000       185,719
                                                                     -----------
CONTAINERS - METAL/GLASS - 1.98%
   Owens-Brockway Glass Container, Inc.,
      8.75%, 11/15/2012                                    375,000       398,438
                                                                     -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 1.02%
   Chemed Corp., 8.75%, 2/24/2011                          200,000       205,750
                                                                     -----------
ENTERTAINMENT/LEISURE - 1.26%
   MGM Mirage, Inc., 9.75%, 6/1/2007                       250,000       254,063
                                                                     -----------
HOME EQUITY - 4.99%
   Residential Capital Corp., NT, 6.739%, 6/29/2007+     1,000,000     1,003,797
                                                                     -----------
MACHINERY - 1.33%
   Case New Holland, Inc., 9.25%, 8/1/2011                 250,000       266,250
                                                                     -----------

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2007 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT       VALUE (A)
                                                       -----------   -----------
OIL & GAS - 0.91%
   Premcor Refining Group, Inc., 9.25%, 2/1/2010       $   175,000   $   183,654
                                                                     -----------
RETAIL - RESTAURANTS - 1.04%
   Dominos, Inc., 8.25%, 7/1/2011                          200,000       208,750
                                                                     -----------
STEEL-PRODUCERS - 0.56%
   Chaparral Steel Co., 10.00%, 7/15/2013                  100,000       112,000
                                                                     -----------
      TOTAL CORPORATE BONDS & NOTES -
         (COST $3,026,862)                                             3,021,671
                                                                     -----------
MORTGAGE-BACKED SECURITIES - 15.39%
   Banc of America Funding Corp.,
      Series 2003-1, Class A1, 6.00%, 5/20/2033            297,324       295,846
   Chase Mortgage Finance Corp.,
      Series 2005-A2, Class 3A3, 5.471%, 1/25/2036         862,680       859,354
   Fannie Mae,
      Series 2007-2, Class FA, 5.521%, 2/25/2037+          500,000       498,249
   Fannie Mae Whole Loan,
      Series 2001-W2, Class AF6, 6.589%, 10/25/2031        492,428       491,351
   Residential Accredited Loans, Inc.,
      Series 2004-QS5, Class A5, 4.75%, 4/25/2034          272,572       265,920
   Structured Asset Securities Corp.,
      Series 1998-2, Class A, 5.84%, 2/25/2028+            330,043       331,262
   Structured Asset Securities Corp.,
      Series 2003-21, Class 2A1, 4.00%, 8/25/2033          356,251       349,831
                                                                     -----------
      TOTAL MORTGAGE-BACKED SECURITIES -
         (COST $3,103,718)                                             3,091,813
                                                                     -----------
FOREIGN BONDS & NOTES ++ - 4.50%
ARGENTINA - 0.54%
      GOVERNMENT - 0.54%
   Argentina Bocon, 2.00%, 1/3/2010+                       294,885       109,404
                                                                     -----------
BERMUDA - 0.61%
      TELECOMMUNICATIONS - 0.61%
   Intelsat Ltd., Senior Note, 5.25%, 11/1/2008 (b)    $   125,000       122,500
                                                                     -----------
ICELAND - 3.35%
      SOVEREIGN AGENCY - 3.35%
   Housing Finance Fund,
      Series 2, 3.75%, 4/15/2034                        50,688,043       673,026
                                                                     -----------
      TOTAL FOREIGN BONDS & NOTES - (COST $1,001,700)                    904,930
                                                                     -----------

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2007 (UNAUDITED)

                                                        PRINCIPAL       MARKET
                                                          AMOUNT      VALUE (A)
                                                       -----------   -----------
SHORT-TERM INVESTMENTS - 3.13%
   State Street Euro Dollar Time Deposit,
      4.60%, 02/01/2007                                $   629,000   $   629,000
                                                                     -----------
TOTAL INVESTMENTS - 99.74% - (COST $20,176,116) (c)**                 20,048,999
                                                                     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.26%                             52,878
                                                                     -----------
NET ASSETS - 100.00%                                                 $20,101,877
                                                                     ===========

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2007 (UNAUDITED)

OPEN SWAP AGREEMENTS AS OF JANUARY 31, 2007:

                                                                                            UNREALIZED
                              DESCRIPTION                                   NOTIONAL       APPRECIATION
                              -----------                                 -----------     --------------
Receive fixed rate equal to 8.11% and pay floating rate based on 28 day
   MXN-TIIE-BANXICO. Broker: Lehman Brothers Exp. 8/24/2007.                $43,200,000       $8,872
                                                                            -----------       ------

OPEN LONG FUTURES CONTRACTS AS OF JANUARY 31, 2007:

NUMBER OF                                                                   NOTIONAL       UNREALIZED
CONTRACTS                           DESCRIPTION                             (000'S)       DEPRECIATION
---------                           -----------                           -----------     ------------
    70      U S Treasury Note 2-Year Futures, March 07                      $14,000         $(81,290)
                                                                            -------         --------

OPEN SHORT FUTURES CONTRACTS AS OF JANUARY 31, 2007:

                                                                                            UNREALIZED
NUMBER OF                                                                   NOTIONAL       APPRECIATION/
CONTRACTS                           DESCRIPTION                             (000'S)       (DEPRECIATION)
---------                           -----------                           -----------     --------------
     1      Japan Government Bond 10 Year Futures, March 07               JPY(100,000)       $ (1,739)
    13      U S Treasury Note 10-Year Futures, March 07                   $     1,300        $ 31,259
                                                                          -----------        --------
                                                                                             $ 29,520
                                                                                             ========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS AS OF JANUARY 31, 2007:

FOREIGN CURRENCY     FOREIGN     CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
    PURCHASED         AMOUNT           USD             USD           DATE      APPRECIATION
----------------   -----------   --------------   -------------   ----------   ------------
       JPY         172,000,000     $1,420,807       $1,427,389     Feb-2007       $ 6,582
       NOK           3,855,000        607,848          616,179     Feb-2007         8,331
                                   ----------       ----------                    -------
                                   $2,028,655       $2,043,568                    $14,913
                                   ==========       ==========                    =======

FOREIGN CURRENCY     FOREIGN     CONTRACT VALUE   CURRENT VALUE   EXPIRATION    UNREALIZED
      SOLD           AMOUNT           USD              USD           DATE      DEPRECIATION
----------------   -----------   --------------   -------------   ----------   ------------
       ISK          46,500,000      $661,507        $674,355       Feb-2007      ($12,848)
                                    --------        --------                     --------

                                                         DRAKE LOW DURATION FUND

                                                           1/31/2007 (UNAUDITED)

FOOTNOTES AND ABBREVIATIONS:

(a) Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sale price, or if no sales are reported, as is the case for most securities traded over the counter, at the mean of the representative bid and asked quotations for securities considered less liquid and at the bid quotation for long positions in securities considered more liquid, obtained from a quotation reporting system, from established market makers or pricing services. Fixed income securities (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value. Fair valuations may be based upon current market prices of securities that are of comparable quality and type, indications as to value from dealers, expected cash flows of the security, taking into consideration the financial condition and operating results of the issuer; any correlation with general market indicators, and general market conditions. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Drake Total Return Fund's (the
          "Fund") net assets are calculated, such securities may be valued at fair value. As of January 31, 2007, the Fund held no fair valued securities.

(b)       Denominated in U.S. Dollar.

(c) At January 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $20,176,116. Net unrealized depreciation of investments was approximately $127,117 of which $24,166 is related to appreciated securities and $151,283 is related to depreciated securities.

+ Variable rate security. Interest rate shown reflects the rate in effect at 1/31/2007.

++ Unless otherwise indicated, principal amount of all securities are denominated in currency of issuer's country of origin.

** All or a portion of this portfolio is segregated for futures and swaps.

MXN TIIE-
BANXICO Mexican Interbank Equilibrium Interest Rate on the reset date as published by Banco de Mexico.

MXN       Mexican Peso.

JPY       Japanese Yen.

NOK       Norwegian Krona.

ISK       Iceland Krona.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     (b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Drake Funds Trust


By: /s/ Steven J. Luttrell
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: March 27, 2007


By: /s/ Stacey L. Feller
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Steven J. Luttrell
    -----------------------------------------
    Steven J. Luttrell
    President and Principal Executive Officer

Date: March 27, 2007


By: /s/ Stacey L. Feller
    -----------------------------------------
    Stacey L. Feller
    Treasurer and Principal Financial Officer

Date: March 27, 2007